Business Combinations (Schedule Of Funding Of Acquisitions) (Details) - USD ($) $ in Thousands	12 Months Ended
	Jul. 31, 2015	Jul. 31, 2014	Jul. 31, 2013
Propane and related equipment sales [Member]
Payments to Acquire Businesses, Gross	$ 4,250	$ 34,219	$ 37,186
Issuance of liabilities and other costs and considerations	481	2,942	2,035
Common units, net of issuance cost	3,000	1,500	0
Aggregate fair value of transactions	7,731	38,661	39,221
Midstream Operations - Water Solutions [Member]
Payments to Acquire Businesses, Gross	74,677	127,785	0
Issuance of liabilities and other costs and considerations	0	2,555	0
Aggregate fair value of transactions	$ 74,677	$ 130,340	$ 0